Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 21, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Supplement Dated December 21, 2011

to the Prospectus for the

Lincoln Variable Insurance Products Trust

Dated May 1, 2011

LVIP Conservative Profile Fund, LVIP Moderate Profile Fund,

and LVIP Moderately Aggressive Profile Fund

(each a "fund" or "Profile Fund" and collectively, the "funds" or "Profile Funds")

This Supplement updates certain information in the above-dated Prospectuses for the funds. You may obtain copies of each fund's Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to advise each fund's shareholders of important changes effective on or about January 10, 2012 in the investment strategies, fees, risks, and the names of the Profile Funds.

FUND NAMES

As shown in the chart below, the name of each fund is changing. Accordingly, all references to the original name of a fund are to be deleted and replaced with the new name.

Old Fund Name	New Fund Name
LVIP Conservative Profile Fund	LVIP Protected Profile Conservative Fund
LVIP Moderate Profile Fund	LVIP Protected Profile Moderate Fund
LVIP Moderately Aggressive Profile Fund	LVIP Protected Profile Growth Fund

FEES AND EXPENSES

The "Annual Fund Operating Expenses" table, the "Example" table, and the accompanying footnotes that appear in the "Fees and Expenses" section on page 1 of each fund's Prospectus are to be deleted and replaced with the following:

LVIP Protected Profile Conservative Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)[1]	0.46%	0.46%
Total Annual Fund Operating Expenses[2]	0.76%	1.01%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$78	$243	$422	$942
Service Class	$103	$322	$558	$1,236

LVIP Protected Profile Moderate Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses (AFFE)[1]	0.49%	0.49%
Total Annual Fund Operating Expenses[2]	0.77%	1.02%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

LVIP Protected Profile Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.04%	0.04%
Acquired Fund Fees and Expenses (AFFE)[1]	0.48%	0.48%
Total Annual Fund Operating Expenses[2]	0.77%	1.02%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years

Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

PRINCIPAL INVESTMENT STRATEGIES

The section entitled "Principal Investment Strategies" on Page 2 of each fund's Prospectus is to be deleted and replaced with the following:

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds, including exchange-traded funds ("underlying funds"). The underlying funds invest primarily in equity securities and/or fixed income securities.

On or about January 10, 2012, the Profile Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser's protection sub-strategy, the fund will primarily sell futures contracts on these indices (a "short" position in futures) to decrease the fund's aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser's evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities.

The Profile Fund will have a substantial portion of its allocation to underlying funds invested in underlying funds employing a passive investment style (i.e., index funds). For the LVIP Protected Profile Moderate Fund and the LVIP Protected Profile Growth Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities and both growth and value equity securities. A significantly smaller allocation will be made to underlying funds that primarily invest in global and domestic fixed income securities, including mortgage-backed bonds and high yield (junk) bonds, and derivatives. For the LVIP Protected Profile Conservative Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign fixed income securities, including mortgage-backed securities and high-yield (junk) bonds, and derivatives. For this Profile Fund, a smaller allocation will be made to underlying funds that primarily invest in domestic and foreign equity securities (stocks) with growth and value styles. For each Profile Fund, the foreign securities held by the underlying funds will be from issuers in both developed and emerging markets.

The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

The Profile Fund's protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The adviser will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage the fund's overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting investment in underlying funds or when market volatility is below the fund's target level of volatility. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. The fund's use of futures may increase the Profile Fund's maximum target allocation to equity securities no more than 10% from the strategic asset allocation. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund.

The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Profile Fund's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund's net economic exposure to equity securities to 0%.

Under normal circumstances, the Profile Fund's current investment strategy will be to invest at least 80% of its net assets in underlying funds, a certain percentage of which will be in underlying funds that invest primarily in equity securities and a certain percentage in underlying funds that invest primarily in fixed income securities. The chart below shows the maximum equity exposure under the old investment strategy compared to the new investment strategy, which employs the protection sub-strategy.

Fund	Former Maximum Economic Exposure to Equities	New Maximum Economic Exposure to Equities	New Minimum Fixed Income Exposure
LVIP Protected Profile Conservative Fund	40%	50%	50%
LVIP Protected Profile Moderate Fund	60%	70%	30%
LVIP Protected Profile Growth Fund	70%	80%	20%

As a result of the protection sub-strategy, the portion of the fund's net assets not invested in underlying funds is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The fund's use of futures may increase the fund's economic exposure to equity securities to a higher percentage and therefore reducing fixed income exposure. The adviser develops the Profile Fund's asset allocation model based on the fund's current investment strategy. The asset class allocations in the Profile Fund's model are not expected to vary from the Fund's current investment strategy by more than plus or minus 10% in any one year.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the fund remains aligned with the protection strategy and the current level of the adviser's assessment of overall market risk and general economic climate.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Profile Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.

The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform each Fund's respective composite as referenced in the chart below. Each Fund's composite, the construction of which is shown in the chart below, is an unmanaged index compiled by LIA, the Profile Fund's adviser. The Profile Fund's protection sub-strategy may cause the fund's return to trail the return of the un-hedged composite in strong, increasing markets.

Fund	Composite
LVIP Protected Profile Conservative Fund	Conservative Profile Composite: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Index, and 10% MSCI EAFE Index (net dividends)
LVIP Protected Profile Moderate Fund	Moderate Profile Composite: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

LVIP Protected Profile Growth Fund	Growth Profile Composite: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.

PRINCIPAL RISKS

Beginning on Page 2 of each fund's Prospectus, the following principal risks are to be added to the section entitled "Principal Risks":

•

Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select securities. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.

•

Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

•

Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

LVIP Protected Profile Conservative Fund
FEES AND EXPENSES
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LVIP Protected Profile Conservative Fund		Standard Class	Service Class
Management Fee		0.25%	0.25%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.46%	0.46%
Total Annual Fund Operating Expenses	[2]	0.76%	1.01%
[1]	The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Expense Example - LVIP Protected Profile Conservative Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	78	243	422	942
Service Class	103	322	558	1,236

Expense Example, No Redemption - LVIP Protected Profile Conservative Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	78	243	422	942
Service Class	103	322	558	1,236

PRINCIPAL INVESTMENT STRATEGIES

The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds, including exchange-traded funds ("underlying funds"). The underlying funds invest primarily in equity securities and/or fixed income securities.

On or about January 10, 2012, the Profile Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser's protection sub-strategy, the fund will primarily sell futures contracts on these indices (a "short" position in futures) to decrease the fund's aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser's evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities.

The Profile Fund will have a substantial portion of its allocation to underlying funds invested in underlying funds employing a passive investment style (i.e., index funds). For the LVIP Protected Profile Moderate Fund and the LVIP Protected Profile Growth Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities and both growth and value equity securities. A significantly smaller allocation will be made to underlying funds that primarily invest in global and domestic fixed income securities, including mortgage-backed bonds and high yield (junk) bonds, and derivatives. For the LVIP Protected Profile Conservative Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign fixed income securities, including mortgage-backed securities and high-yield (junk) bonds, and derivatives. For this Profile Fund, a smaller allocation will be made to underlying funds that primarily invest in domestic and foreign equity securities (stocks) with growth and value styles. For each Profile Fund, the foreign securities held by the underlying funds will be from issuers in both developed and emerging markets.

The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

The Profile Fund's protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The adviser will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage the fund's overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting investment in underlying funds or when market volatility is below the fund's target level of volatility. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. The fund's use of futures may increase the Profile Fund's maximum target allocation to equity securities no more than 10% from the strategic asset allocation. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund.

The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Profile Fund's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund's net economic exposure to equity securities to 0%.

Under normal circumstances, the Profile Fund's current investment strategy will be to invest at least 80% of its net assets in underlying funds, a certain percentage of which will be in underlying funds that invest primarily in equity securities and a certain percentage in underlying funds that invest primarily in fixed income securities. The chart below shows the maximum equity exposure under the old investment strategy compared to the new investment strategy, which employs the protection sub-strategy.

Fund	Former Maximum Economic Exposure to Equities	New Maximum Economic Exposure to Equities	New Minimum Fixed Income Exposure
LVIP Protected Profile Conservative Fund	40%	50%	50%
LVIP Protected Profile Moderate Fund	60%	70%	30%
LVIP Protected Profile Growth Fund	70%	80%	20%

As a result of the protection sub-strategy, the portion of the fund's net assets not invested in underlying funds is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The fund's use of futures may increase the fund's economic exposure to equity securities to a higher percentage and therefore reducing fixed income exposure. The adviser develops the Profile Fund's asset allocation model based on the fund's current investment strategy. The asset class allocations in the Profile Fund's model are not expected to vary from the Fund's current investment strategy by more than plus or minus 10% in any one year.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the fund remains aligned with the protection strategy and the current level of the adviser's assessment of overall market risk and general economic climate.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Profile Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.

The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform each Fund's respective composite as referenced in the chart below. Each Fund's composite, the construction of which is shown in the chart below, is an unmanaged index compiled by LIA, the Profile Fund's adviser. The Profile Fund's protection sub-strategy may cause the fund's return to trail the return of the un-hedged composite in strong, increasing markets.

Fund	Composite
LVIP Protected Profile Conservative Fund	Conservative Profile Composite: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Index, and 10% MSCI EAFE Index (net dividends)
LVIP Protected Profile Moderate Fund	Moderate Profile Composite: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

LVIP Protected Profile Growth Fund	Growth Profile Composite: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000914036_SupplementTextBlock

Supplement Dated December 21, 2011

to the Prospectus for the

Lincoln Variable Insurance Products Trust

Dated May 1, 2011

LVIP Conservative Profile Fund, LVIP Moderate Profile Fund,

and LVIP Moderately Aggressive Profile Fund

(each a "fund" or "Profile Fund" and collectively, the "funds" or "Profile Funds")

This Supplement updates certain information in the above-dated Prospectuses for the funds. You may obtain copies of each fund's Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to advise each fund's shareholders of important changes effective on or about January 10, 2012 in the investment strategies, fees, risks, and the names of the Profile Funds.

FUND NAMES

As shown in the chart below, the name of each fund is changing. Accordingly, all references to the original name of a fund are to be deleted and replaced with the new name.

Old Fund Name	New Fund Name
LVIP Conservative Profile Fund	LVIP Protected Profile Conservative Fund
LVIP Moderate Profile Fund	LVIP Protected Profile Moderate Fund
LVIP Moderately Aggressive Profile Fund	LVIP Protected Profile Growth Fund

FEES AND EXPENSES

The "Annual Fund Operating Expenses" table, the "Example" table, and the accompanying footnotes that appear in the "Fees and Expenses" section on page 1 of each fund's Prospectus are to be deleted and replaced with the following:

LVIP Protected Profile Conservative Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)[1]	0.46%	0.46%
Total Annual Fund Operating Expenses[2]	0.76%	1.01%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$78	$243	$422	$942
Service Class	$103	$322	$558	$1,236

LVIP Protected Profile Moderate Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses (AFFE)[1]	0.49%	0.49%
Total Annual Fund Operating Expenses[2]	0.77%	1.02%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

LVIP Protected Profile Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.04%	0.04%
Acquired Fund Fees and Expenses (AFFE)[1]	0.48%	0.48%
Total Annual Fund Operating Expenses[2]	0.77%	1.02%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years

Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

PRINCIPAL INVESTMENT STRATEGIES

The section entitled "Principal Investment Strategies" on Page 2 of each fund's Prospectus is to be deleted and replaced with the following:

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds, including exchange-traded funds ("underlying funds"). The underlying funds invest primarily in equity securities and/or fixed income securities.

On or about January 10, 2012, the Profile Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser's protection sub-strategy, the fund will primarily sell futures contracts on these indices (a "short" position in futures) to decrease the fund's aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser's evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities.

The Profile Fund will have a substantial portion of its allocation to underlying funds invested in underlying funds employing a passive investment style (i.e., index funds). For the LVIP Protected Profile Moderate Fund and the LVIP Protected Profile Growth Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities and both growth and value equity securities. A significantly smaller allocation will be made to underlying funds that primarily invest in global and domestic fixed income securities, including mortgage-backed bonds and high yield (junk) bonds, and derivatives. For the LVIP Protected Profile Conservative Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign fixed income securities, including mortgage-backed securities and high-yield (junk) bonds, and derivatives. For this Profile Fund, a smaller allocation will be made to underlying funds that primarily invest in domestic and foreign equity securities (stocks) with growth and value styles. For each Profile Fund, the foreign securities held by the underlying funds will be from issuers in both developed and emerging markets.

The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

The Profile Fund's protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The adviser will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage the fund's overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting investment in underlying funds or when market volatility is below the fund's target level of volatility. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. The fund's use of futures may increase the Profile Fund's maximum target allocation to equity securities no more than 10% from the strategic asset allocation. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund.

The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Profile Fund's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund's net economic exposure to equity securities to 0%.

Under normal circumstances, the Profile Fund's current investment strategy will be to invest at least 80% of its net assets in underlying funds, a certain percentage of which will be in underlying funds that invest primarily in equity securities and a certain percentage in underlying funds that invest primarily in fixed income securities. The chart below shows the maximum equity exposure under the old investment strategy compared to the new investment strategy, which employs the protection sub-strategy.

Fund	Former Maximum Economic Exposure to Equities	New Maximum Economic Exposure to Equities	New Minimum Fixed Income Exposure
LVIP Protected Profile Conservative Fund	40%	50%	50%
LVIP Protected Profile Moderate Fund	60%	70%	30%
LVIP Protected Profile Growth Fund	70%	80%	20%

As a result of the protection sub-strategy, the portion of the fund's net assets not invested in underlying funds is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The fund's use of futures may increase the fund's economic exposure to equity securities to a higher percentage and therefore reducing fixed income exposure. The adviser develops the Profile Fund's asset allocation model based on the fund's current investment strategy. The asset class allocations in the Profile Fund's model are not expected to vary from the Fund's current investment strategy by more than plus or minus 10% in any one year.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the fund remains aligned with the protection strategy and the current level of the adviser's assessment of overall market risk and general economic climate.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Profile Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.

The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform each Fund's respective composite as referenced in the chart below. Each Fund's composite, the construction of which is shown in the chart below, is an unmanaged index compiled by LIA, the Profile Fund's adviser. The Profile Fund's protection sub-strategy may cause the fund's return to trail the return of the un-hedged composite in strong, increasing markets.

Fund	Composite
LVIP Protected Profile Conservative Fund	Conservative Profile Composite: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Index, and 10% MSCI EAFE Index (net dividends)
LVIP Protected Profile Moderate Fund	Moderate Profile Composite: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

LVIP Protected Profile Growth Fund	Growth Profile Composite: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.

PRINCIPAL RISKS

Beginning on Page 2 of each fund's Prospectus, the following principal risks are to be added to the section entitled "Principal Risks":

•

Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select securities. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.

•

Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

•

Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

LVIP Protected Profile Conservative Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%	[2]
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	422
10 years	rr_ExpenseExampleYear10	942
1 year	rr_ExpenseExampleNoRedemptionYear01	78
3 years	rr_ExpenseExampleNoRedemptionYear03	243
5 years	rr_ExpenseExampleNoRedemptionYear05	422
10 years	rr_ExpenseExampleNoRedemptionYear10	942
LVIP Protected Profile Conservative Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	558
10 years	rr_ExpenseExampleYear10	1,236
1 year	rr_ExpenseExampleNoRedemptionYear01	103
3 years	rr_ExpenseExampleNoRedemptionYear03	322
5 years	rr_ExpenseExampleNoRedemptionYear05	558
10 years	rr_ExpenseExampleNoRedemptionYear10	1,236
LVIP Protected Profile Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000914036_SupplementTextBlock

Supplement Dated December 21, 2011

to the Prospectus for the

Lincoln Variable Insurance Products Trust

Dated May 1, 2011

LVIP Conservative Profile Fund, LVIP Moderate Profile Fund,

and LVIP Moderately Aggressive Profile Fund

(each a "fund" or "Profile Fund" and collectively, the "funds" or "Profile Funds")

This Supplement updates certain information in the above-dated Prospectuses for the funds. You may obtain copies of each fund's Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to advise each fund's shareholders of important changes effective on or about January 10, 2012 in the investment strategies, fees, risks, and the names of the Profile Funds.

FUND NAMES

As shown in the chart below, the name of each fund is changing. Accordingly, all references to the original name of a fund are to be deleted and replaced with the new name.

Old Fund Name	New Fund Name
LVIP Conservative Profile Fund	LVIP Protected Profile Conservative Fund
LVIP Moderate Profile Fund	LVIP Protected Profile Moderate Fund
LVIP Moderately Aggressive Profile Fund	LVIP Protected Profile Growth Fund

FEES AND EXPENSES

The "Annual Fund Operating Expenses" table, the "Example" table, and the accompanying footnotes that appear in the "Fees and Expenses" section on page 1 of each fund's Prospectus are to be deleted and replaced with the following:

LVIP Protected Profile Conservative Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)[1]	0.46%	0.46%
Total Annual Fund Operating Expenses[2]	0.76%	1.01%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$78	$243	$422	$942
Service Class	$103	$322	$558	$1,236

LVIP Protected Profile Moderate Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses (AFFE)[1]	0.49%	0.49%
Total Annual Fund Operating Expenses[2]	0.77%	1.02%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

LVIP Protected Profile Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.04%	0.04%
Acquired Fund Fees and Expenses (AFFE)[1]	0.48%	0.48%
Total Annual Fund Operating Expenses[2]	0.77%	1.02%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years

Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

PRINCIPAL INVESTMENT STRATEGIES

The section entitled "Principal Investment Strategies" on Page 2 of each fund's Prospectus is to be deleted and replaced with the following:

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds, including exchange-traded funds ("underlying funds"). The underlying funds invest primarily in equity securities and/or fixed income securities.

On or about January 10, 2012, the Profile Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser's protection sub-strategy, the fund will primarily sell futures contracts on these indices (a "short" position in futures) to decrease the fund's aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser's evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities.

The Profile Fund will have a substantial portion of its allocation to underlying funds invested in underlying funds employing a passive investment style (i.e., index funds). For the LVIP Protected Profile Moderate Fund and the LVIP Protected Profile Growth Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities and both growth and value equity securities. A significantly smaller allocation will be made to underlying funds that primarily invest in global and domestic fixed income securities, including mortgage-backed bonds and high yield (junk) bonds, and derivatives. For the LVIP Protected Profile Conservative Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign fixed income securities, including mortgage-backed securities and high-yield (junk) bonds, and derivatives. For this Profile Fund, a smaller allocation will be made to underlying funds that primarily invest in domestic and foreign equity securities (stocks) with growth and value styles. For each Profile Fund, the foreign securities held by the underlying funds will be from issuers in both developed and emerging markets.

The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

The Profile Fund's protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The adviser will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage the fund's overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting investment in underlying funds or when market volatility is below the fund's target level of volatility. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. The fund's use of futures may increase the Profile Fund's maximum target allocation to equity securities no more than 10% from the strategic asset allocation. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund.

The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Profile Fund's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund's net economic exposure to equity securities to 0%.

Under normal circumstances, the Profile Fund's current investment strategy will be to invest at least 80% of its net assets in underlying funds, a certain percentage of which will be in underlying funds that invest primarily in equity securities and a certain percentage in underlying funds that invest primarily in fixed income securities. The chart below shows the maximum equity exposure under the old investment strategy compared to the new investment strategy, which employs the protection sub-strategy.

Fund	Former Maximum Economic Exposure to Equities	New Maximum Economic Exposure to Equities	New Minimum Fixed Income Exposure
LVIP Protected Profile Conservative Fund	40%	50%	50%
LVIP Protected Profile Moderate Fund	60%	70%	30%
LVIP Protected Profile Growth Fund	70%	80%	20%

As a result of the protection sub-strategy, the portion of the fund's net assets not invested in underlying funds is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The fund's use of futures may increase the fund's economic exposure to equity securities to a higher percentage and therefore reducing fixed income exposure. The adviser develops the Profile Fund's asset allocation model based on the fund's current investment strategy. The asset class allocations in the Profile Fund's model are not expected to vary from the Fund's current investment strategy by more than plus or minus 10% in any one year.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the fund remains aligned with the protection strategy and the current level of the adviser's assessment of overall market risk and general economic climate.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Profile Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.

The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform each Fund's respective composite as referenced in the chart below. Each Fund's composite, the construction of which is shown in the chart below, is an unmanaged index compiled by LIA, the Profile Fund's adviser. The Profile Fund's protection sub-strategy may cause the fund's return to trail the return of the un-hedged composite in strong, increasing markets.

Fund	Composite
LVIP Protected Profile Conservative Fund	Conservative Profile Composite: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Index, and 10% MSCI EAFE Index (net dividends)
LVIP Protected Profile Moderate Fund	Moderate Profile Composite: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

LVIP Protected Profile Growth Fund	Growth Profile Composite: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.

PRINCIPAL RISKS

Beginning on Page 2 of each fund's Prospectus, the following principal risks are to be added to the section entitled "Principal Risks":

•

Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select securities. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.

•

Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

•

Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds, including exchange-traded funds ("underlying funds"). The underlying funds invest primarily in equity securities and/or fixed income securities.

On or about January 10, 2012, the Profile Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser's protection sub-strategy, the fund will primarily sell futures contracts on these indices (a "short" position in futures) to decrease the fund's aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser's evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities.

The Profile Fund will have a substantial portion of its allocation to underlying funds invested in underlying funds employing a passive investment style (i.e., index funds). For the LVIP Protected Profile Moderate Fund and the LVIP Protected Profile Growth Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities and both growth and value equity securities. A significantly smaller allocation will be made to underlying funds that primarily invest in global and domestic fixed income securities, including mortgage-backed bonds and high yield (junk) bonds, and derivatives. For the LVIP Protected Profile Conservative Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign fixed income securities, including mortgage-backed securities and high-yield (junk) bonds, and derivatives. For this Profile Fund, a smaller allocation will be made to underlying funds that primarily invest in domestic and foreign equity securities (stocks) with growth and value styles. For each Profile Fund, the foreign securities held by the underlying funds will be from issuers in both developed and emerging markets.

The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

The Profile Fund's protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The adviser will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage the fund's overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting investment in underlying funds or when market volatility is below the fund's target level of volatility. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. The fund's use of futures may increase the Profile Fund's maximum target allocation to equity securities no more than 10% from the strategic asset allocation. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund.

The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Profile Fund's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund's net economic exposure to equity securities to 0%.

Under normal circumstances, the Profile Fund's current investment strategy will be to invest at least 80% of its net assets in underlying funds, a certain percentage of which will be in underlying funds that invest primarily in equity securities and a certain percentage in underlying funds that invest primarily in fixed income securities. The chart below shows the maximum equity exposure under the old investment strategy compared to the new investment strategy, which employs the protection sub-strategy.

Fund	Former Maximum Economic Exposure to Equities	New Maximum Economic Exposure to Equities	New Minimum Fixed Income Exposure
LVIP Protected Profile Conservative Fund	40%	50%	50%
LVIP Protected Profile Moderate Fund	60%	70%	30%
LVIP Protected Profile Growth Fund	70%	80%	20%

As a result of the protection sub-strategy, the portion of the fund's net assets not invested in underlying funds is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The fund's use of futures may increase the fund's economic exposure to equity securities to a higher percentage and therefore reducing fixed income exposure. The adviser develops the Profile Fund's asset allocation model based on the fund's current investment strategy. The asset class allocations in the Profile Fund's model are not expected to vary from the Fund's current investment strategy by more than plus or minus 10% in any one year.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the fund remains aligned with the protection strategy and the current level of the adviser's assessment of overall market risk and general economic climate.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Profile Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.

The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform each Fund's respective composite as referenced in the chart below. Each Fund's composite, the construction of which is shown in the chart below, is an unmanaged index compiled by LIA, the Profile Fund's adviser. The Profile Fund's protection sub-strategy may cause the fund's return to trail the return of the un-hedged composite in strong, increasing markets.

Fund	Composite
LVIP Protected Profile Conservative Fund	Conservative Profile Composite: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Index, and 10% MSCI EAFE Index (net dividends)
LVIP Protected Profile Moderate Fund	Moderate Profile Composite: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

LVIP Protected Profile Growth Fund	Growth Profile Composite: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.

[1]	The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

LVIP Protected Profile Moderate Fund
FEES AND EXPENSES
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LVIP Protected Profile Moderate Fund		Standard Class	Service Class
Management Fee		0.25%	0.25%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.03%	0.03%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.49%	0.49%
Total Annual Fund Operating Expenses	[2]	0.77%	1.02%
[1]	The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Expense Example - LVIP Protected Profile Moderate Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	79	246	428	954
Service Class	104	325	563	1,248

Expense Example, No Redemption - LVIP Protected Profile Moderate Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	79	246	428	954
Service Class	104	325	563	1,248

PRINCIPAL INVESTMENT STRATEGIES

The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds, including exchange-traded funds ("underlying funds"). The underlying funds invest primarily in equity securities and/or fixed income securities.

On or about January 10, 2012, the Profile Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser's protection sub-strategy, the fund will primarily sell futures contracts on these indices (a "short" position in futures) to decrease the fund's aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser's evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities.

The Profile Fund will have a substantial portion of its allocation to underlying funds invested in underlying funds employing a passive investment style (i.e., index funds). For the LVIP Protected Profile Moderate Fund and the LVIP Protected Profile Growth Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities and both growth and value equity securities. A significantly smaller allocation will be made to underlying funds that primarily invest in global and domestic fixed income securities, including mortgage-backed bonds and high yield (junk) bonds, and derivatives. For the LVIP Protected Profile Conservative Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign fixed income securities, including mortgage-backed securities and high-yield (junk) bonds, and derivatives. For this Profile Fund, a smaller allocation will be made to underlying funds that primarily invest in domestic and foreign equity securities (stocks) with growth and value styles. For each Profile Fund, the foreign securities held by the underlying funds will be from issuers in both developed and emerging markets.

The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

The Profile Fund's protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The adviser will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage the fund's overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting investment in underlying funds or when market volatility is below the fund's target level of volatility. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. The fund's use of futures may increase the Profile Fund's maximum target allocation to equity securities no more than 10% from the strategic asset allocation. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund.

The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Profile Fund's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund's net economic exposure to equity securities to 0%.

Under normal circumstances, the Profile Fund's current investment strategy will be to invest at least 80% of its net assets in underlying funds, a certain percentage of which will be in underlying funds that invest primarily in equity securities and a certain percentage in underlying funds that invest primarily in fixed income securities. The chart below shows the maximum equity exposure under the old investment strategy compared to the new investment strategy, which employs the protection sub-strategy.

Fund	Former Maximum Economic Exposure to Equities	New Maximum Economic Exposure to Equities	New Minimum Fixed Income Exposure
LVIP Protected Profile Conservative Fund	40%	50%	50%
LVIP Protected Profile Moderate Fund	60%	70%	30%
LVIP Protected Profile Growth Fund	70%	80%	20%

As a result of the protection sub-strategy, the portion of the fund's net assets not invested in underlying funds is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The fund's use of futures may increase the fund's economic exposure to equity securities to a higher percentage and therefore reducing fixed income exposure. The adviser develops the Profile Fund's asset allocation model based on the fund's current investment strategy. The asset class allocations in the Profile Fund's model are not expected to vary from the Fund's current investment strategy by more than plus or minus 10% in any one year.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the fund remains aligned with the protection strategy and the current level of the adviser's assessment of overall market risk and general economic climate.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Profile Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.

The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform each Fund's respective composite as referenced in the chart below. Each Fund's composite, the construction of which is shown in the chart below, is an unmanaged index compiled by LIA, the Profile Fund's adviser. The Profile Fund's protection sub-strategy may cause the fund's return to trail the return of the un-hedged composite in strong, increasing markets.

Fund	Composite
LVIP Protected Profile Conservative Fund	Conservative Profile Composite: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Index, and 10% MSCI EAFE Index (net dividends)
LVIP Protected Profile Moderate Fund	Moderate Profile Composite: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

LVIP Protected Profile Growth Fund	Growth Profile Composite: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000914036_SupplementTextBlock

Supplement Dated December 21, 2011

to the Prospectus for the

Lincoln Variable Insurance Products Trust

Dated May 1, 2011

LVIP Conservative Profile Fund, LVIP Moderate Profile Fund,

and LVIP Moderately Aggressive Profile Fund

(each a "fund" or "Profile Fund" and collectively, the "funds" or "Profile Funds")

This Supplement updates certain information in the above-dated Prospectuses for the funds. You may obtain copies of each fund's Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to advise each fund's shareholders of important changes effective on or about January 10, 2012 in the investment strategies, fees, risks, and the names of the Profile Funds.

FUND NAMES

As shown in the chart below, the name of each fund is changing. Accordingly, all references to the original name of a fund are to be deleted and replaced with the new name.

Old Fund Name	New Fund Name
LVIP Conservative Profile Fund	LVIP Protected Profile Conservative Fund
LVIP Moderate Profile Fund	LVIP Protected Profile Moderate Fund
LVIP Moderately Aggressive Profile Fund	LVIP Protected Profile Growth Fund

FEES AND EXPENSES

The "Annual Fund Operating Expenses" table, the "Example" table, and the accompanying footnotes that appear in the "Fees and Expenses" section on page 1 of each fund's Prospectus are to be deleted and replaced with the following:

LVIP Protected Profile Conservative Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)[1]	0.46%	0.46%
Total Annual Fund Operating Expenses[2]	0.76%	1.01%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$78	$243	$422	$942
Service Class	$103	$322	$558	$1,236

LVIP Protected Profile Moderate Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses (AFFE)[1]	0.49%	0.49%
Total Annual Fund Operating Expenses[2]	0.77%	1.02%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

LVIP Protected Profile Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.04%	0.04%
Acquired Fund Fees and Expenses (AFFE)[1]	0.48%	0.48%
Total Annual Fund Operating Expenses[2]	0.77%	1.02%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years

Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

PRINCIPAL INVESTMENT STRATEGIES

The section entitled "Principal Investment Strategies" on Page 2 of each fund's Prospectus is to be deleted and replaced with the following:

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds, including exchange-traded funds ("underlying funds"). The underlying funds invest primarily in equity securities and/or fixed income securities.

On or about January 10, 2012, the Profile Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser's protection sub-strategy, the fund will primarily sell futures contracts on these indices (a "short" position in futures) to decrease the fund's aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser's evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities.

The Profile Fund will have a substantial portion of its allocation to underlying funds invested in underlying funds employing a passive investment style (i.e., index funds). For the LVIP Protected Profile Moderate Fund and the LVIP Protected Profile Growth Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities and both growth and value equity securities. A significantly smaller allocation will be made to underlying funds that primarily invest in global and domestic fixed income securities, including mortgage-backed bonds and high yield (junk) bonds, and derivatives. For the LVIP Protected Profile Conservative Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign fixed income securities, including mortgage-backed securities and high-yield (junk) bonds, and derivatives. For this Profile Fund, a smaller allocation will be made to underlying funds that primarily invest in domestic and foreign equity securities (stocks) with growth and value styles. For each Profile Fund, the foreign securities held by the underlying funds will be from issuers in both developed and emerging markets.

The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

The Profile Fund's protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The adviser will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage the fund's overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting investment in underlying funds or when market volatility is below the fund's target level of volatility. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. The fund's use of futures may increase the Profile Fund's maximum target allocation to equity securities no more than 10% from the strategic asset allocation. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund.

The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Profile Fund's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund's net economic exposure to equity securities to 0%.

Under normal circumstances, the Profile Fund's current investment strategy will be to invest at least 80% of its net assets in underlying funds, a certain percentage of which will be in underlying funds that invest primarily in equity securities and a certain percentage in underlying funds that invest primarily in fixed income securities. The chart below shows the maximum equity exposure under the old investment strategy compared to the new investment strategy, which employs the protection sub-strategy.

Fund	Former Maximum Economic Exposure to Equities	New Maximum Economic Exposure to Equities	New Minimum Fixed Income Exposure
LVIP Protected Profile Conservative Fund	40%	50%	50%
LVIP Protected Profile Moderate Fund	60%	70%	30%
LVIP Protected Profile Growth Fund	70%	80%	20%

As a result of the protection sub-strategy, the portion of the fund's net assets not invested in underlying funds is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The fund's use of futures may increase the fund's economic exposure to equity securities to a higher percentage and therefore reducing fixed income exposure. The adviser develops the Profile Fund's asset allocation model based on the fund's current investment strategy. The asset class allocations in the Profile Fund's model are not expected to vary from the Fund's current investment strategy by more than plus or minus 10% in any one year.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the fund remains aligned with the protection strategy and the current level of the adviser's assessment of overall market risk and general economic climate.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Profile Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.

The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform each Fund's respective composite as referenced in the chart below. Each Fund's composite, the construction of which is shown in the chart below, is an unmanaged index compiled by LIA, the Profile Fund's adviser. The Profile Fund's protection sub-strategy may cause the fund's return to trail the return of the un-hedged composite in strong, increasing markets.

Fund	Composite
LVIP Protected Profile Conservative Fund	Conservative Profile Composite: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Index, and 10% MSCI EAFE Index (net dividends)
LVIP Protected Profile Moderate Fund	Moderate Profile Composite: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

LVIP Protected Profile Growth Fund	Growth Profile Composite: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.

PRINCIPAL RISKS

Beginning on Page 2 of each fund's Prospectus, the following principal risks are to be added to the section entitled "Principal Risks":

•

Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select securities. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.

•

Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

•

Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

LVIP Protected Profile Moderate Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[2]
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	954
1 year	rr_ExpenseExampleNoRedemptionYear01	79
3 years	rr_ExpenseExampleNoRedemptionYear03	246
5 years	rr_ExpenseExampleNoRedemptionYear05	428
10 years	rr_ExpenseExampleNoRedemptionYear10	954
LVIP Protected Profile Moderate Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[2]
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	563
10 years	rr_ExpenseExampleYear10	1,248
1 year	rr_ExpenseExampleNoRedemptionYear01	104
3 years	rr_ExpenseExampleNoRedemptionYear03	325
5 years	rr_ExpenseExampleNoRedemptionYear05	563
10 years	rr_ExpenseExampleNoRedemptionYear10	1,248
LVIP Protected Profile Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000914036_SupplementTextBlock

Supplement Dated December 21, 2011

to the Prospectus for the

Lincoln Variable Insurance Products Trust

Dated May 1, 2011

LVIP Conservative Profile Fund, LVIP Moderate Profile Fund,

and LVIP Moderately Aggressive Profile Fund

(each a "fund" or "Profile Fund" and collectively, the "funds" or "Profile Funds")

This Supplement updates certain information in the above-dated Prospectuses for the funds. You may obtain copies of each fund's Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to advise each fund's shareholders of important changes effective on or about January 10, 2012 in the investment strategies, fees, risks, and the names of the Profile Funds.

FUND NAMES

As shown in the chart below, the name of each fund is changing. Accordingly, all references to the original name of a fund are to be deleted and replaced with the new name.

Old Fund Name	New Fund Name
LVIP Conservative Profile Fund	LVIP Protected Profile Conservative Fund
LVIP Moderate Profile Fund	LVIP Protected Profile Moderate Fund
LVIP Moderately Aggressive Profile Fund	LVIP Protected Profile Growth Fund

FEES AND EXPENSES

The "Annual Fund Operating Expenses" table, the "Example" table, and the accompanying footnotes that appear in the "Fees and Expenses" section on page 1 of each fund's Prospectus are to be deleted and replaced with the following:

LVIP Protected Profile Conservative Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)[1]	0.46%	0.46%
Total Annual Fund Operating Expenses[2]	0.76%	1.01%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$78	$243	$422	$942
Service Class	$103	$322	$558	$1,236

LVIP Protected Profile Moderate Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses (AFFE)[1]	0.49%	0.49%
Total Annual Fund Operating Expenses[2]	0.77%	1.02%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

LVIP Protected Profile Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.04%	0.04%
Acquired Fund Fees and Expenses (AFFE)[1]	0.48%	0.48%
Total Annual Fund Operating Expenses[2]	0.77%	1.02%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years

Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

PRINCIPAL INVESTMENT STRATEGIES

The section entitled "Principal Investment Strategies" on Page 2 of each fund's Prospectus is to be deleted and replaced with the following:

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds, including exchange-traded funds ("underlying funds"). The underlying funds invest primarily in equity securities and/or fixed income securities.

On or about January 10, 2012, the Profile Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser's protection sub-strategy, the fund will primarily sell futures contracts on these indices (a "short" position in futures) to decrease the fund's aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser's evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities.

The Profile Fund will have a substantial portion of its allocation to underlying funds invested in underlying funds employing a passive investment style (i.e., index funds). For the LVIP Protected Profile Moderate Fund and the LVIP Protected Profile Growth Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities and both growth and value equity securities. A significantly smaller allocation will be made to underlying funds that primarily invest in global and domestic fixed income securities, including mortgage-backed bonds and high yield (junk) bonds, and derivatives. For the LVIP Protected Profile Conservative Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign fixed income securities, including mortgage-backed securities and high-yield (junk) bonds, and derivatives. For this Profile Fund, a smaller allocation will be made to underlying funds that primarily invest in domestic and foreign equity securities (stocks) with growth and value styles. For each Profile Fund, the foreign securities held by the underlying funds will be from issuers in both developed and emerging markets.

The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

The Profile Fund's protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The adviser will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage the fund's overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting investment in underlying funds or when market volatility is below the fund's target level of volatility. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. The fund's use of futures may increase the Profile Fund's maximum target allocation to equity securities no more than 10% from the strategic asset allocation. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund.

The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Profile Fund's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund's net economic exposure to equity securities to 0%.

Under normal circumstances, the Profile Fund's current investment strategy will be to invest at least 80% of its net assets in underlying funds, a certain percentage of which will be in underlying funds that invest primarily in equity securities and a certain percentage in underlying funds that invest primarily in fixed income securities. The chart below shows the maximum equity exposure under the old investment strategy compared to the new investment strategy, which employs the protection sub-strategy.

Fund	Former Maximum Economic Exposure to Equities	New Maximum Economic Exposure to Equities	New Minimum Fixed Income Exposure
LVIP Protected Profile Conservative Fund	40%	50%	50%
LVIP Protected Profile Moderate Fund	60%	70%	30%
LVIP Protected Profile Growth Fund	70%	80%	20%

As a result of the protection sub-strategy, the portion of the fund's net assets not invested in underlying funds is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The fund's use of futures may increase the fund's economic exposure to equity securities to a higher percentage and therefore reducing fixed income exposure. The adviser develops the Profile Fund's asset allocation model based on the fund's current investment strategy. The asset class allocations in the Profile Fund's model are not expected to vary from the Fund's current investment strategy by more than plus or minus 10% in any one year.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the fund remains aligned with the protection strategy and the current level of the adviser's assessment of overall market risk and general economic climate.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Profile Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.

The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform each Fund's respective composite as referenced in the chart below. Each Fund's composite, the construction of which is shown in the chart below, is an unmanaged index compiled by LIA, the Profile Fund's adviser. The Profile Fund's protection sub-strategy may cause the fund's return to trail the return of the un-hedged composite in strong, increasing markets.

Fund	Composite
LVIP Protected Profile Conservative Fund	Conservative Profile Composite: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Index, and 10% MSCI EAFE Index (net dividends)
LVIP Protected Profile Moderate Fund	Moderate Profile Composite: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

LVIP Protected Profile Growth Fund	Growth Profile Composite: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.

PRINCIPAL RISKS

Beginning on Page 2 of each fund's Prospectus, the following principal risks are to be added to the section entitled "Principal Risks":

•

Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select securities. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.

•

Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

•

Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds, including exchange-traded funds ("underlying funds"). The underlying funds invest primarily in equity securities and/or fixed income securities.

On or about January 10, 2012, the Profile Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser's protection sub-strategy, the fund will primarily sell futures contracts on these indices (a "short" position in futures) to decrease the fund's aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser's evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities.

The Profile Fund will have a substantial portion of its allocation to underlying funds invested in underlying funds employing a passive investment style (i.e., index funds). For the LVIP Protected Profile Moderate Fund and the LVIP Protected Profile Growth Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities and both growth and value equity securities. A significantly smaller allocation will be made to underlying funds that primarily invest in global and domestic fixed income securities, including mortgage-backed bonds and high yield (junk) bonds, and derivatives. For the LVIP Protected Profile Conservative Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign fixed income securities, including mortgage-backed securities and high-yield (junk) bonds, and derivatives. For this Profile Fund, a smaller allocation will be made to underlying funds that primarily invest in domestic and foreign equity securities (stocks) with growth and value styles. For each Profile Fund, the foreign securities held by the underlying funds will be from issuers in both developed and emerging markets.

The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

The Profile Fund's protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The adviser will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage the fund's overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting investment in underlying funds or when market volatility is below the fund's target level of volatility. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. The fund's use of futures may increase the Profile Fund's maximum target allocation to equity securities no more than 10% from the strategic asset allocation. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund.

The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Profile Fund's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund's net economic exposure to equity securities to 0%.

Under normal circumstances, the Profile Fund's current investment strategy will be to invest at least 80% of its net assets in underlying funds, a certain percentage of which will be in underlying funds that invest primarily in equity securities and a certain percentage in underlying funds that invest primarily in fixed income securities. The chart below shows the maximum equity exposure under the old investment strategy compared to the new investment strategy, which employs the protection sub-strategy.

Fund	Former Maximum Economic Exposure to Equities	New Maximum Economic Exposure to Equities	New Minimum Fixed Income Exposure
LVIP Protected Profile Conservative Fund	40%	50%	50%
LVIP Protected Profile Moderate Fund	60%	70%	30%
LVIP Protected Profile Growth Fund	70%	80%	20%

As a result of the protection sub-strategy, the portion of the fund's net assets not invested in underlying funds is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The fund's use of futures may increase the fund's economic exposure to equity securities to a higher percentage and therefore reducing fixed income exposure. The adviser develops the Profile Fund's asset allocation model based on the fund's current investment strategy. The asset class allocations in the Profile Fund's model are not expected to vary from the Fund's current investment strategy by more than plus or minus 10% in any one year.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the fund remains aligned with the protection strategy and the current level of the adviser's assessment of overall market risk and general economic climate.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Profile Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.

The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform each Fund's respective composite as referenced in the chart below. Each Fund's composite, the construction of which is shown in the chart below, is an unmanaged index compiled by LIA, the Profile Fund's adviser. The Profile Fund's protection sub-strategy may cause the fund's return to trail the return of the un-hedged composite in strong, increasing markets.

Fund	Composite
LVIP Protected Profile Conservative Fund	Conservative Profile Composite: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Index, and 10% MSCI EAFE Index (net dividends)
LVIP Protected Profile Moderate Fund	Moderate Profile Composite: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

LVIP Protected Profile Growth Fund	Growth Profile Composite: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.

[1]	The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

LVIP Protected Profile Growth Fund
FEES AND EXPENSES
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LVIP Protected Profile Growth Fund		Standard Class	Service Class
Management Fee		0.25%	0.25%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.04%	0.04%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.48%	0.48%
Total Annual Fund Operating Expenses	[2]	0.77%	1.02%
[1]	The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Expense Example - LVIP Protected Profile Growth Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	79	246	428	954
Service Class	104	325	563	1,248

Expense Example, No Redemption - LVIP Protected Profile Growth Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	79	246	428	954
Service Class	104	325	563	1,248

PRINCIPAL INVESTMENT STRATEGIES

The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds, including exchange-traded funds ("underlying funds"). The underlying funds invest primarily in equity securities and/or fixed income securities.

On or about January 10, 2012, the Profile Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser's protection sub-strategy, the fund will primarily sell futures contracts on these indices (a "short" position in futures) to decrease the fund's aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser's evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities.

The Profile Fund will have a substantial portion of its allocation to underlying funds invested in underlying funds employing a passive investment style (i.e., index funds). For the LVIP Protected Profile Moderate Fund and the LVIP Protected Profile Growth Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities and both growth and value equity securities. A significantly smaller allocation will be made to underlying funds that primarily invest in global and domestic fixed income securities, including mortgage-backed bonds and high yield (junk) bonds, and derivatives. For the LVIP Protected Profile Conservative Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign fixed income securities, including mortgage-backed securities and high-yield (junk) bonds, and derivatives. For this Profile Fund, a smaller allocation will be made to underlying funds that primarily invest in domestic and foreign equity securities (stocks) with growth and value styles. For each Profile Fund, the foreign securities held by the underlying funds will be from issuers in both developed and emerging markets.

The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

The Profile Fund's protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The adviser will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage the fund's overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting investment in underlying funds or when market volatility is below the fund's target level of volatility. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. The fund's use of futures may increase the Profile Fund's maximum target allocation to equity securities no more than 10% from the strategic asset allocation. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund.

The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Profile Fund's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund's net economic exposure to equity securities to 0%.

Under normal circumstances, the Profile Fund's current investment strategy will be to invest at least 80% of its net assets in underlying funds, a certain percentage of which will be in underlying funds that invest primarily in equity securities and a certain percentage in underlying funds that invest primarily in fixed income securities. The chart below shows the maximum equity exposure under the old investment strategy compared to the new investment strategy, which employs the protection sub-strategy.

Fund	Former Maximum Economic Exposure to Equities	New Maximum Economic Exposure to Equities	New Minimum Fixed Income Exposure
LVIP Protected Profile Conservative Fund	40%	50%	50%
LVIP Protected Profile Moderate Fund	60%	70%	30%
LVIP Protected Profile Growth Fund	70%	80%	20%

As a result of the protection sub-strategy, the portion of the fund's net assets not invested in underlying funds is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The fund's use of futures may increase the fund's economic exposure to equity securities to a higher percentage and therefore reducing fixed income exposure. The adviser develops the Profile Fund's asset allocation model based on the fund's current investment strategy. The asset class allocations in the Profile Fund's model are not expected to vary from the Fund's current investment strategy by more than plus or minus 10% in any one year.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the fund remains aligned with the protection strategy and the current level of the adviser's assessment of overall market risk and general economic climate.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Profile Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.

The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform each Fund's respective composite as referenced in the chart below. Each Fund's composite, the construction of which is shown in the chart below, is an unmanaged index compiled by LIA, the Profile Fund's adviser. The Profile Fund's protection sub-strategy may cause the fund's return to trail the return of the un-hedged composite in strong, increasing markets.

Fund	Composite
LVIP Protected Profile Conservative Fund	Conservative Profile Composite: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Index, and 10% MSCI EAFE Index (net dividends)
LVIP Protected Profile Moderate Fund	Moderate Profile Composite: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

LVIP Protected Profile Growth Fund	Growth Profile Composite: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000914036_SupplementTextBlock

Supplement Dated December 21, 2011

to the Prospectus for the

Lincoln Variable Insurance Products Trust

Dated May 1, 2011

LVIP Conservative Profile Fund, LVIP Moderate Profile Fund,

and LVIP Moderately Aggressive Profile Fund

(each a "fund" or "Profile Fund" and collectively, the "funds" or "Profile Funds")

This Supplement updates certain information in the above-dated Prospectuses for the funds. You may obtain copies of each fund's Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to advise each fund's shareholders of important changes effective on or about January 10, 2012 in the investment strategies, fees, risks, and the names of the Profile Funds.

FUND NAMES

As shown in the chart below, the name of each fund is changing. Accordingly, all references to the original name of a fund are to be deleted and replaced with the new name.

Old Fund Name	New Fund Name
LVIP Conservative Profile Fund	LVIP Protected Profile Conservative Fund
LVIP Moderate Profile Fund	LVIP Protected Profile Moderate Fund
LVIP Moderately Aggressive Profile Fund	LVIP Protected Profile Growth Fund

FEES AND EXPENSES

The "Annual Fund Operating Expenses" table, the "Example" table, and the accompanying footnotes that appear in the "Fees and Expenses" section on page 1 of each fund's Prospectus are to be deleted and replaced with the following:

LVIP Protected Profile Conservative Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)[1]	0.46%	0.46%
Total Annual Fund Operating Expenses[2]	0.76%	1.01%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$78	$243	$422	$942
Service Class	$103	$322	$558	$1,236

LVIP Protected Profile Moderate Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses (AFFE)[1]	0.49%	0.49%
Total Annual Fund Operating Expenses[2]	0.77%	1.02%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

LVIP Protected Profile Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.04%	0.04%
Acquired Fund Fees and Expenses (AFFE)[1]	0.48%	0.48%
Total Annual Fund Operating Expenses[2]	0.77%	1.02%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years

Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

PRINCIPAL INVESTMENT STRATEGIES

The section entitled "Principal Investment Strategies" on Page 2 of each fund's Prospectus is to be deleted and replaced with the following:

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds, including exchange-traded funds ("underlying funds"). The underlying funds invest primarily in equity securities and/or fixed income securities.

On or about January 10, 2012, the Profile Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser's protection sub-strategy, the fund will primarily sell futures contracts on these indices (a "short" position in futures) to decrease the fund's aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser's evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities.

The Profile Fund will have a substantial portion of its allocation to underlying funds invested in underlying funds employing a passive investment style (i.e., index funds). For the LVIP Protected Profile Moderate Fund and the LVIP Protected Profile Growth Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities and both growth and value equity securities. A significantly smaller allocation will be made to underlying funds that primarily invest in global and domestic fixed income securities, including mortgage-backed bonds and high yield (junk) bonds, and derivatives. For the LVIP Protected Profile Conservative Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign fixed income securities, including mortgage-backed securities and high-yield (junk) bonds, and derivatives. For this Profile Fund, a smaller allocation will be made to underlying funds that primarily invest in domestic and foreign equity securities (stocks) with growth and value styles. For each Profile Fund, the foreign securities held by the underlying funds will be from issuers in both developed and emerging markets.

The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

The Profile Fund's protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The adviser will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage the fund's overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting investment in underlying funds or when market volatility is below the fund's target level of volatility. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. The fund's use of futures may increase the Profile Fund's maximum target allocation to equity securities no more than 10% from the strategic asset allocation. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund.

The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Profile Fund's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund's net economic exposure to equity securities to 0%.

Under normal circumstances, the Profile Fund's current investment strategy will be to invest at least 80% of its net assets in underlying funds, a certain percentage of which will be in underlying funds that invest primarily in equity securities and a certain percentage in underlying funds that invest primarily in fixed income securities. The chart below shows the maximum equity exposure under the old investment strategy compared to the new investment strategy, which employs the protection sub-strategy.

Fund	Former Maximum Economic Exposure to Equities	New Maximum Economic Exposure to Equities	New Minimum Fixed Income Exposure
LVIP Protected Profile Conservative Fund	40%	50%	50%
LVIP Protected Profile Moderate Fund	60%	70%	30%
LVIP Protected Profile Growth Fund	70%	80%	20%

As a result of the protection sub-strategy, the portion of the fund's net assets not invested in underlying funds is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The fund's use of futures may increase the fund's economic exposure to equity securities to a higher percentage and therefore reducing fixed income exposure. The adviser develops the Profile Fund's asset allocation model based on the fund's current investment strategy. The asset class allocations in the Profile Fund's model are not expected to vary from the Fund's current investment strategy by more than plus or minus 10% in any one year.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the fund remains aligned with the protection strategy and the current level of the adviser's assessment of overall market risk and general economic climate.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Profile Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.

The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform each Fund's respective composite as referenced in the chart below. Each Fund's composite, the construction of which is shown in the chart below, is an unmanaged index compiled by LIA, the Profile Fund's adviser. The Profile Fund's protection sub-strategy may cause the fund's return to trail the return of the un-hedged composite in strong, increasing markets.

Fund	Composite
LVIP Protected Profile Conservative Fund	Conservative Profile Composite: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Index, and 10% MSCI EAFE Index (net dividends)
LVIP Protected Profile Moderate Fund	Moderate Profile Composite: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

LVIP Protected Profile Growth Fund	Growth Profile Composite: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.

PRINCIPAL RISKS

Beginning on Page 2 of each fund's Prospectus, the following principal risks are to be added to the section entitled "Principal Risks":

•

Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select securities. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.

•

Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

•

Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

LVIP Protected Profile Growth Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[2]
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	954
1 year	rr_ExpenseExampleNoRedemptionYear01	79
3 years	rr_ExpenseExampleNoRedemptionYear03	246
5 years	rr_ExpenseExampleNoRedemptionYear05	428
10 years	rr_ExpenseExampleNoRedemptionYear10	954
LVIP Protected Profile Growth Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[2]
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	563
10 years	rr_ExpenseExampleYear10	1,248
1 year	rr_ExpenseExampleNoRedemptionYear01	104
3 years	rr_ExpenseExampleNoRedemptionYear03	325
5 years	rr_ExpenseExampleNoRedemptionYear05	563
10 years	rr_ExpenseExampleNoRedemptionYear10	1,248
LVIP Protected Profile Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000914036_SupplementTextBlock

Supplement Dated December 21, 2011

to the Prospectus for the

Lincoln Variable Insurance Products Trust

Dated May 1, 2011

LVIP Conservative Profile Fund, LVIP Moderate Profile Fund,

and LVIP Moderately Aggressive Profile Fund

(each a "fund" or "Profile Fund" and collectively, the "funds" or "Profile Funds")

This Supplement updates certain information in the above-dated Prospectuses for the funds. You may obtain copies of each fund's Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to advise each fund's shareholders of important changes effective on or about January 10, 2012 in the investment strategies, fees, risks, and the names of the Profile Funds.

FUND NAMES

As shown in the chart below, the name of each fund is changing. Accordingly, all references to the original name of a fund are to be deleted and replaced with the new name.

Old Fund Name	New Fund Name
LVIP Conservative Profile Fund	LVIP Protected Profile Conservative Fund
LVIP Moderate Profile Fund	LVIP Protected Profile Moderate Fund
LVIP Moderately Aggressive Profile Fund	LVIP Protected Profile Growth Fund

FEES AND EXPENSES

The "Annual Fund Operating Expenses" table, the "Example" table, and the accompanying footnotes that appear in the "Fees and Expenses" section on page 1 of each fund's Prospectus are to be deleted and replaced with the following:

LVIP Protected Profile Conservative Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)[1]	0.46%	0.46%
Total Annual Fund Operating Expenses[2]	0.76%	1.01%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$78	$243	$422	$942
Service Class	$103	$322	$558	$1,236

LVIP Protected Profile Moderate Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses (AFFE)[1]	0.49%	0.49%
Total Annual Fund Operating Expenses[2]	0.77%	1.02%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

LVIP Protected Profile Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.04%	0.04%
Acquired Fund Fees and Expenses (AFFE)[1]	0.48%	0.48%
Total Annual Fund Operating Expenses[2]	0.77%	1.02%

[1]The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.

[2]The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years

Standard Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

PRINCIPAL INVESTMENT STRATEGIES

The section entitled "Principal Investment Strategies" on Page 2 of each fund's Prospectus is to be deleted and replaced with the following:

Principal Investment Strategies

The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds, including exchange-traded funds ("underlying funds"). The underlying funds invest primarily in equity securities and/or fixed income securities.

On or about January 10, 2012, the Profile Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser's protection sub-strategy, the fund will primarily sell futures contracts on these indices (a "short" position in futures) to decrease the fund's aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser's evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities.

The Profile Fund will have a substantial portion of its allocation to underlying funds invested in underlying funds employing a passive investment style (i.e., index funds). For the LVIP Protected Profile Moderate Fund and the LVIP Protected Profile Growth Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities and both growth and value equity securities. A significantly smaller allocation will be made to underlying funds that primarily invest in global and domestic fixed income securities, including mortgage-backed bonds and high yield (junk) bonds, and derivatives. For the LVIP Protected Profile Conservative Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign fixed income securities, including mortgage-backed securities and high-yield (junk) bonds, and derivatives. For this Profile Fund, a smaller allocation will be made to underlying funds that primarily invest in domestic and foreign equity securities (stocks) with growth and value styles. For each Profile Fund, the foreign securities held by the underlying funds will be from issuers in both developed and emerging markets.

The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

The Profile Fund's protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The adviser will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage the fund's overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting investment in underlying funds or when market volatility is below the fund's target level of volatility. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. The fund's use of futures may increase the Profile Fund's maximum target allocation to equity securities no more than 10% from the strategic asset allocation. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund.

The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Profile Fund's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund's net economic exposure to equity securities to 0%.

Under normal circumstances, the Profile Fund's current investment strategy will be to invest at least 80% of its net assets in underlying funds, a certain percentage of which will be in underlying funds that invest primarily in equity securities and a certain percentage in underlying funds that invest primarily in fixed income securities. The chart below shows the maximum equity exposure under the old investment strategy compared to the new investment strategy, which employs the protection sub-strategy.

Fund	Former Maximum Economic Exposure to Equities	New Maximum Economic Exposure to Equities	New Minimum Fixed Income Exposure
LVIP Protected Profile Conservative Fund	40%	50%	50%
LVIP Protected Profile Moderate Fund	60%	70%	30%
LVIP Protected Profile Growth Fund	70%	80%	20%

As a result of the protection sub-strategy, the portion of the fund's net assets not invested in underlying funds is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The fund's use of futures may increase the fund's economic exposure to equity securities to a higher percentage and therefore reducing fixed income exposure. The adviser develops the Profile Fund's asset allocation model based on the fund's current investment strategy. The asset class allocations in the Profile Fund's model are not expected to vary from the Fund's current investment strategy by more than plus or minus 10% in any one year.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the fund remains aligned with the protection strategy and the current level of the adviser's assessment of overall market risk and general economic climate.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Profile Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.

The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform each Fund's respective composite as referenced in the chart below. Each Fund's composite, the construction of which is shown in the chart below, is an unmanaged index compiled by LIA, the Profile Fund's adviser. The Profile Fund's protection sub-strategy may cause the fund's return to trail the return of the un-hedged composite in strong, increasing markets.

Fund	Composite
LVIP Protected Profile Conservative Fund	Conservative Profile Composite: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Index, and 10% MSCI EAFE Index (net dividends)
LVIP Protected Profile Moderate Fund	Moderate Profile Composite: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

LVIP Protected Profile Growth Fund	Growth Profile Composite: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.

PRINCIPAL RISKS

Beginning on Page 2 of each fund's Prospectus, the following principal risks are to be added to the section entitled "Principal Risks":

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Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select securities. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.

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Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

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Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds, including exchange-traded funds ("underlying funds"). The underlying funds invest primarily in equity securities and/or fixed income securities.

On or about January 10, 2012, the Profile Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser's protection sub-strategy, the fund will primarily sell futures contracts on these indices (a "short" position in futures) to decrease the fund's aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser's evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities.

The Profile Fund will have a substantial portion of its allocation to underlying funds invested in underlying funds employing a passive investment style (i.e., index funds). For the LVIP Protected Profile Moderate Fund and the LVIP Protected Profile Growth Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities and both growth and value equity securities. A significantly smaller allocation will be made to underlying funds that primarily invest in global and domestic fixed income securities, including mortgage-backed bonds and high yield (junk) bonds, and derivatives. For the LVIP Protected Profile Conservative Fund, the largest allocation will be to underlying funds that primarily invest in domestic and foreign fixed income securities, including mortgage-backed securities and high-yield (junk) bonds, and derivatives. For this Profile Fund, a smaller allocation will be made to underlying funds that primarily invest in domestic and foreign equity securities (stocks) with growth and value styles. For each Profile Fund, the foreign securities held by the underlying funds will be from issuers in both developed and emerging markets.

The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

The Profile Fund's protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The adviser will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage the fund's overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting investment in underlying funds or when market volatility is below the fund's target level of volatility. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. The fund's use of futures may increase the Profile Fund's maximum target allocation to equity securities no more than 10% from the strategic asset allocation. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund.

The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Profile Fund's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund's net economic exposure to equity securities to 0%.

Under normal circumstances, the Profile Fund's current investment strategy will be to invest at least 80% of its net assets in underlying funds, a certain percentage of which will be in underlying funds that invest primarily in equity securities and a certain percentage in underlying funds that invest primarily in fixed income securities. The chart below shows the maximum equity exposure under the old investment strategy compared to the new investment strategy, which employs the protection sub-strategy.

Fund	Former Maximum Economic Exposure to Equities	New Maximum Economic Exposure to Equities	New Minimum Fixed Income Exposure
LVIP Protected Profile Conservative Fund	40%	50%	50%
LVIP Protected Profile Moderate Fund	60%	70%	30%
LVIP Protected Profile Growth Fund	70%	80%	20%

As a result of the protection sub-strategy, the portion of the fund's net assets not invested in underlying funds is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The fund's use of futures may increase the fund's economic exposure to equity securities to a higher percentage and therefore reducing fixed income exposure. The adviser develops the Profile Fund's asset allocation model based on the fund's current investment strategy. The asset class allocations in the Profile Fund's model are not expected to vary from the Fund's current investment strategy by more than plus or minus 10% in any one year.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the fund remains aligned with the protection strategy and the current level of the adviser's assessment of overall market risk and general economic climate.

On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Profile Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.

The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform each Fund's respective composite as referenced in the chart below. Each Fund's composite, the construction of which is shown in the chart below, is an unmanaged index compiled by LIA, the Profile Fund's adviser. The Profile Fund's protection sub-strategy may cause the fund's return to trail the return of the un-hedged composite in strong, increasing markets.

Fund	Composite
LVIP Protected Profile Conservative Fund	Conservative Profile Composite: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Index, and 10% MSCI EAFE Index (net dividends)
LVIP Protected Profile Moderate Fund	Moderate Profile Composite: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays Capital U.S. Aggregate Index, 15% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

LVIP Protected Profile Growth Fund	Growth Profile Composite: 46% Wilshire 5000 Total Market IndexSM, 30% Barclays Capital U.S. Aggregate Index, 20% MSCI EAFE Index (net dividends) and 4% MSCI Emerging Markets Index (net dividends)

The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.

[1]	The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective on or about January 10, 2012.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011